COST OF REVENUE - Summary of Cost of revenue (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
COST OF REVENUE
Cost of mining services - energy and hosting costs	$ 223,719,042
Cost of mining service - depreciations	43,194,326
Others	1,728,943
Cost of revenue	$ 268,642,311